Loans and Allowance for Loan Losses, Trouble Debt Restructuring (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Modifications [Line Items]
Losses recorded as part of restructure	$ 26,054
Information about troubled debt restructuring [Abstract]
At the time of restructuring - Number of contracts	6	5	26
At the time of restructuring - Balance prior to restructuring	2,211,706	2,369,391	8,108,112
At the time of restructuring - Balance after restructuring	2,195,005	2,369,391	8,108,112
Within 12 months of restructuring - Number of defaults	1	0	3
Within 12 months of restructuring - Defaults on restructures	604,997	0	668,331
Within 12 months of restructuring - Losses recognized upon default	206,707	0	301,876
Troubled debt restructuring with outstanding principal balance [Abstract]
Total Number of contracts	24
Total Current balance	9,399,175
Paying as agreed under modified terms - Number of contracts	17
Paying as agreed under modified terms - Current Balance	5,937,036
Past due 30 days or more or nonaccruing - Number of contracts	7
Past due 30 days or more or nonaccruing - Current Balance	3,462,139
Real Estate Mortgages Construction, Land Development and Land [Member]
Information about troubled debt restructuring [Abstract]
At the time of restructuring - Number of contracts			7
At the time of restructuring - Balance prior to restructuring			989,769
At the time of restructuring - Balance after restructuring			989,769
Within 12 months of restructuring - Number of defaults			2
Within 12 months of restructuring - Defaults on restructures			161,131
Within 12 months of restructuring - Losses recognized upon default			67,876
Troubled debt restructuring with outstanding principal balance [Abstract]
Total Number of contracts	1
Total Current balance	327,415
Paying as agreed under modified terms - Number of contracts	0
Paying as agreed under modified terms - Current Balance	0
Past due 30 days or more or nonaccruing - Number of contracts	1
Past due 30 days or more or nonaccruing - Current Balance	327,415
Real Estate Mortgages Residential 1 to 4 Family, 1st Liens [Member]
Information about troubled debt restructuring [Abstract]
At the time of restructuring - Number of contracts	3	4	10
At the time of restructuring - Balance prior to restructuring	957,304	1,851,393	2,786,417
At the time of restructuring - Balance after restructuring	940,603	1,851,393	2,786,417
Within 12 months of restructuring - Number of defaults	0	0	1
Within 12 months of restructuring - Defaults on restructures	0	0	507,200
Within 12 months of restructuring - Losses recognized upon default	0	0	234,000
Troubled debt restructuring with outstanding principal balance [Abstract]
Total Number of contracts	13
Total Current balance	3,331,253
Paying as agreed under modified terms - Number of contracts	9
Paying as agreed under modified terms - Current Balance	1,607,262
Past due 30 days or more or nonaccruing - Number of contracts	4
Past due 30 days or more or nonaccruing - Current Balance	1,723,991
Real Estate Mortgages Residential 1 to 4 Family, Subordinate Liens [Member]
Information about troubled debt restructuring [Abstract]
At the time of restructuring - Number of contracts			2
At the time of restructuring - Balance prior to restructuring			125,948
At the time of restructuring - Balance after restructuring			125,948
Within 12 months of restructuring - Number of defaults			0
Within 12 months of restructuring - Defaults on restructures			0
Within 12 months of restructuring - Losses recognized upon default			0
Troubled debt restructuring with outstanding principal balance [Abstract]
Total Number of contracts	2
Total Current balance	117,450
Paying as agreed under modified terms - Number of contracts	2
Paying as agreed under modified terms - Current Balance	117,450
Past due 30 days or more or nonaccruing - Number of contracts	0
Past due 30 days or more or nonaccruing - Current Balance	0
Real Estate Mortgages Commercial Properties [Member]
Information about troubled debt restructuring [Abstract]
At the time of restructuring - Number of contracts	3	1	7
At the time of restructuring - Balance prior to restructuring	1,254,402	517,998	4,205,978
At the time of restructuring - Balance after restructuring	1,254,402	517,998	4,205,978
Within 12 months of restructuring - Number of defaults	1	0	0
Within 12 months of restructuring - Defaults on restructures	604,997	0	0
Within 12 months of restructuring - Losses recognized upon default	206,707	0	0
Troubled debt restructuring with outstanding principal balance [Abstract]
Total Number of contracts	8
Total Current balance	5,623,057
Paying as agreed under modified terms - Number of contracts	6
Paying as agreed under modified terms - Current Balance	4,212,324
Past due 30 days or more or nonaccruing - Number of contracts	2
Past due 30 days or more or nonaccruing - Current Balance	$ 1,410,733